UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number               811-21399

The Aegis Funds

 (Exact name of registrant as specified in charter)

1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

 (Address of principal executive offices) (Zip code)

Aegis Financial Corp.
1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Name and address of agent for service)

Registrant's telephone number, including area code:   (703) 528-7788

Date of fiscal year end:      12/31

Date of reporting period:   9/30/09

Item 1.  SCHEDULE OF INVESTMENTS.

Aegis High Yield Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

	Shares or Principal Amount	Market Value

Corporate Bonds - 76.1%

Apparel - 0.3%
Unifi, Inc., Sr. Sec. Notes, 11.50%, 5/15/2014	$48,000	$45,360

Auto Parts & Equipment - 7.4%
Exide Technologies, Sr. Sec., 10.50%, 3/15/2013	1,000,000	987,500

Building Materials - 1.0%
Ply Gem Industries, Inc., Sr. Subord. Notes, 9.00%, 2/15/2012	250,000	133,750

Coal - 6.8%
International Coal Group, Inc., Company Guarantee, 10.25%, 7/15/2014	1,000,000	915,000

Commercial Services - 1.4%
Great Lakes Dredge & Dock Corp., Sr. Subord. Notes, 7.75%, 12/15/2013	100,000	98,625
H&E Equipment Services, Inc., Sr. Notes, 8.375%, 7/15/2016	100,000	92,000
		190,625

Computers - 2.7%
Sungard Data Systems, Inc., Company Guarantee, 10.25%, 8/15/2015	250,000	256,250
Unisys Corp., Sr. Sec., 12.75%, 10/15/2014(1)	54,000	57,510
Unisys Corp., Sr. Sec., 14.25%, 9/15/2015(1)	45,000	46,575
		360,335

Diversified Financial Services - 0.1%
Thornburg Mortgage, Inc., Sr. Unsec. Notes, 8.00%, 5/15/2013(2)	250,000	10,625

Electric - 1.9%
RRI Energy, Inc., Sr. Unsec., 7.625%, 6/15/2014	250,000	246,562

Entertainment - 1.6%
Mohegan Tribal Gaming Authority, Sr. Unsec. Notes, 6.125%, 2/15/2013	250,000	208,125

Healthcare Services - 2.4%
Columbia/HCA, Inc., Debentures, 7.19%, 11/15/2015	100,000	92,874
HCA, Inc., Sr. Unsec. Notes, 6.375%, 1/15/2015	250,000	223,750
		316,624

Home Builders - 3.4%
Beazer Homes USA, Inc., Sr. Notes, 8.375%, 4/15/2012	250,000	220,000
M/I Homes, Inc., Company Guarantee, 6.875%, 4/1/2012	70,000	65,100
Meritage Homes Corp., Company Guarantee, 7.00%, 5/1/2014	175,000	164,937
WCI Communities, Inc., Company Guarantee, 9.125%, 5/1/2012(2)	200,000	3,000
		453,037

Lodging - 1.6%
MGM Mirage, Inc., Sr. Notes, 6.75%, 4/1/2013	250,000	210,313

Media - 5.2%
Fisher Communications, Inc., Company Guarantee, 8.625%, 9/15/2014	500,000	465,000

Hearst-Argyle Television, Inc., Sr. Unsec., 7.00%, 1/15/2018	$265,000	$231,190
Young Broadcasting, Inc., Sr. Subord. Notes, 10.00%, 3/1/2011(2)	235,000	294
		696,484

Miscellaneous Manufacturing - 5.1%
Arctic Glacier Income, Sub Debentures, 6.50%, 7/31/2011(3)	500,000	369,305
Polypore, Inc., Sr. Subord. Notes, 8.75%, 5/15/2012	325,000	318,500
		687,805

Oil & Gas - 14.0%
Brigham Exploration Co., Sr. Notes, 9.625%, 5/1/2014	535,000	476,150
Clayton Williams Energy, Inc., Company Guarantee, 7.75%, 8/1/2013	813,000	703,245
McMoRan Exploration Co., Company Guarantee, 11.875%, 11/15/2014	500,000	502,500
Stone Energy Corp., Sr. Subord. Notes, 8.25%, 12/15/2011	200,000	189,000
		1,870,895

Real Estate - 1.3%
Colonial Realty LP, Sr. Unsec. Notes, 6.25%, 6/15/2014	180,000	171,921

Real Estate Investment Trusts - 7.3%
Brandywine Operating Partnership LP, Company Guarantee, 3.875%, 10/15/2026	225,000	216,281
HRPT Properties Trust, Sr. Unsec., 5.75%, 2/15/2014	60,000	57,697
Huntingdon Real Estate Investment Trust, Sub Debentures, 7.50%, 3/31/2012(1)(3)	66,000	52,911
National Retail Properties, Inc., Sr. Unsec., 6.875%, 10/15/2017	55,000	50,569
Reckson Operating Partnership LP, Company Guarantee, 4.00%, 6/15/2025	200,000	199,000
Reckson Operating Partnership LP, Sr. Unsec. Notes, 6.00%, 3/31/2016	200,000	175,308
SL Green Realty Corp., Sr. Unsec. Notes, 3.00%, 3/30/2027(1)	250,000	226,250
		978,016

Retail - 0.0%
Finlay Fine Jewelry Corp., Sr. Notes, 8.375%, 6/1/2012(2)	100,000	2,500

Semiconductors - 1.9%
Spansion LLC, Sr. Notes, 11.25%, 1/15/2016(1)(2)	250,000	253,750

Telecommunications - 1.7%
Intelsat Ltd., Sr. Notes, 6.50%, 11/1/2013	250,000	232,500

Transportation - 7.5%
Horizon Lines, Inc., Sr. Unsec., 4.25%, 8/15/2012	750,000	595,312
Ship Finance Intl. Ltd., Sr. Notes, 8.50%, 12/15/2013	424,000	406,510
		1,001,822

Trucking & Leasing - 1.5%
Greenbrier Companies, Inc., Sr. Notes, 8.375%, 5/15/2015	250,000	204,063

Total Corporate Bonds
(Cost $10,176,871)		10,177,612

Mutual Funds - 6.3%
BlackRock Floating Rate Income Strategies Fund II, Inc.	27,008	334,899
BlackRock High Income Shares	282,888	514,856

Total Mutual Funds
(Cost $660,398)		849,755

Preferred Stocks - 10.9%
Insurance - 5.2%
PMA Capital Corp.	83,350	697,640

Real Estate Investment Trusts - 5.7%
HRPT Properties Trust, Series B	2,800	$66,080
HRPT Properties Trust, Series D	37,600	691,088
		757,168

Total Preferred Stocks
(Cost $1,157,071)		1,454,808

Short-Term Investments - 8.1%
UMB Bank Money Market Fiduciary, 0.049%(4)	$1,083,509	1,083,509

Total Short-Term Investments (Cost $1,083,509)		1,083,509

Total Investments - 101.4% (Cost $13,077,849)(5)		13,565,684

Liabilities less other assets - (1.4)%		(193,164)

Net Assets -100.0%		$13,372,520

(1) 144A – Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.

(2) Non-income producing security due to default or bankruptcy.

(3) Foreign security denominated in U.S. Dollars

(4) Variable rate security; the coupon rate represents the rate at September 30, 2009.

(5) At September 30, 2009, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$13,077,849
Gross unrealized appreciation	$1,501,723
Gross unrealized depreciation	(1,013,888)
Net unrealized appreciation on investments	$487,835

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements effective for fiscal years beginning after November 15, 2007. Fair Value Measurements defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted Fair Value Measurements as of January 1, 2008. In addition, in April 2009, FASB issued Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly to further clarify the requirements of Fair Value Measurements. The Fund adopted Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly as of June 30, 2009. Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

●
Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

●
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Corporate Bonds	$—	$10,177,612	$—	$10,177,612
Mutual Funds	849,755	—	—	849,755
Preferred Stocks	1,454,808	—	—	1,454,808
Short-Term Investments	—	1,083,509	—	1,083,509
Total	$2,304,563	$11,261,121	$—	$13,565,684

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Aegis Funds

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, President

Date:  November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, President

Date:   November 24, 2009

By (Signature and Title) /s/Sarah Q. Zhang
Sarah Q. Zhang, Treasurer

Date:   November 24, 2009